UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5021

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	6/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Short-Intermediate Municipal Bond Fund
June 30, 2006 (Unaudited)

Long-Term Municipal	Coupon Maturity		Principal
Investments--98.4%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.4%
Choctaw County,
Limited Obligation School
Warrants (Insured; ACA)	3.63	3/1/09	1,655,000	1,631,830
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/07	1,500,000	1,508,250
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/08	1,000,000	1,014,660
Arizona--1.2%
Chandler Industrial Development
Authority, IDR (Intel Corp.
Project)	4.38	12/1/10	2,000,000	2,010,560
California--4.3%
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.88	4/1/10	5,000,000	4,921,700
Imperial Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Imperial
Redevelopment Project)	4.50	12/1/11	1,300,000	1,283,672
San Diego County,
COP (Burnham Institute)	5.15	9/1/06	200,000	200,426
Truckee-Donner Public Utility
District, COP (Insured; ACA)	4.00	1/1/07	1,000,000	1,000,370
Colorado--1.7%
Countrydale Metropolitan District
(LOC; Compass Bank)	3.50	12/1/07	3,000,000	2,966,700
Connecticut--.5%
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	5.95	9/1/06	310,000	310,685
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.05	9/1/07	330,000	335,006
Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement	5.00	1/1/08	200,000	202,612
Florida--3.9%
Hillsborough County Industrial
Development Authority, HR
(Tampa General Hospital
Project)	4.00	10/1/06	1,640,000	1,640,836
Lee County Industrial Development
Authority, Healthcare
Facilities Revenue (Cypress
Cove at Healthpack Florida,
Inc. Project)	4.75	10/1/08	3,000,000	3,001,830
Tampa,
Revenue (Health
System-Catholic Health)
(Insured; MBIA)	5.00	11/15/09	1,000,000	1,029,320
West Orange Healthcare District,
Revenue	5.30	2/1/07	1,155,000	1,163,870

Georgia--4.4%
Development Authority of the City
of Milledgeville and Baldwin
County, Revenue (Georgia
College and State University
Foundation Property III, LLC
Student Housing System Project)	5.00	9/1/07	640,000	645,734
Development Authority of the City
of Milledgeville and Baldwin
County, Revenue (Georgia
College and State University
Foundation Property III, LLC
Student Housing System Project)	5.00	9/1/08	835,000	847,249
Development Authority of the City
of Milledgeville and Baldwin
County, Revenue (Georgia
College and State University
Foundation Property III, LLC
Student Housing System Project)	5.00	9/1/09	1,045,000	1,062,838
Municipal Electric Authority of
Georgia (Project One
Subordinated) (Insured; AMBAC)	5.00	1/1/09	5,000,000	5,128,150
Hawaii--.5%
Kuakini,
Health System Special Purpose
Revenue	5.00	7/1/07	845,000	851,194
Illinois--3.8%
Chicago Housing Authority,
Capital Program Revenue	5.00	7/1/06	4,000,000	4,000,120
Chicago Park District,
GO (Insured; FGIC)	5.00	1/1/10	2,500,000	2,584,675
Iowa--3.7%
Ankeny Community School District,
Sales and Services Tax Revenue
(School Infrastructure)	4.00	7/1/06	2,560,000	2,560,000
Coralville,
GO Annual Appropriation
Corporate Purpose	5.00	6/1/07	1,000,000	1,006,480
Eddyville,
PCR (Cargill Inc. Project)	5.40	10/1/06	2,760,000	2,770,819
Kansas--2.3%
Burlington,
EIR, Series A (Kansas City
Power and Light)	4.75	10/1/07	1,000,000	1,007,320
Burlington,
EIR, Series B (Kansas City
Power and Light)	4.75	10/1/07	2,000,000	2,010,040
Burlington,
EIR, Series D (Kansas City
Power and Light)	4.75	10/1/07	1,000,000	1,005,020
Kentucky--1.1%
Northern Kentucky Water District,
Revenue, BAN	3.25	5/1/07	2,000,000	1,984,200
Louisiana--3.6%
Calcasieu Parish Industrial
Development Board, PCR
(Occidental Petroleum Project)	4.80	12/1/06	3,000,000	3,006,210
Louisiana Public Facilities
Authority, Revenue (Pennington
Medical Foundation Project)	4.00	7/1/11	1,000,000	987,510
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.00	3/1/10	1,095,000	1,094,288
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.50	3/1/11	1,145,000	1,167,305
Maine--1.3%
Maine Educational Loan Marketing
Corp., Subordinate Loan Revenue	6.50	11/1/09	2,195,000	2,248,778
Massachusetts--.6%
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.35	12/1/10	1,000,000	1,039,370
Michigan--1.8%
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group)	5.00	11/1/10	1,500,000	1,550,340
Michigan Hospital Finance
Authority, HR (Sparrow
Obligated Group)	5.00	11/15/06	1,500,000	1,506,240
Missouri--1.2%
Saint Louis Industrial Development
Authority, MFHR (Vaughn
Elderly Apartments Project)	4.00	12/20/06	2,000,000	1,991,280
Nebraska--1.8%
University of Nebraska,
University Revenues (Lincoln
Memorial Stadium)	5.00	11/1/07	3,035,000	3,078,370
New Jersey--4.8%
Bayonne,
BAN	5.00	10/27/06	1,000,000	1,000,760
Bayonne,
TAN	5.00	10/13/06	1,500,000	1,500,075
Bayonne,
TAN	5.00	12/11/06	1,000,000	1,000,330
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/08	3,150,000	3,199,581
New Jersey Economic Development
Authority, First Mortgage
Revenue (Cadbury Corp.
Project) (Insured; ACA)	4.65	7/1/06	1,565,000	1,558,286
New Mexico--1.6%
Farmington,
PCR (Southern California
Edison Co. Four Corners
Project) (Insured; FGIC)	3.55	4/1/10	2,000,000	1,962,680
Jicarilla Apache Nation,
Revenue	4.00	9/1/08	765,000	765,406
New York--13.1%
Dutchess County Industrial
Development Agency, IDR (IBM
Project)	5.45	12/1/09	5,000,000	5,201,350
New York City Housing Development
Corporation, MFHR	4.25	5/1/10	2,000,000	2,000,800
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/08	1,000,000	1,011,170
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/10	3,000,000	3,062,220
New York State Dormitory
Authority, City University
System Consolidated Revenue
(Fifth General Resolution
Revenue)	5.25	1/1/09	2,000,000	2,060,180
New York State Dormitory
Authority, LR Court Facilities
(New York City Issue)	5.00	5/15/07	3,500,000	3,538,360
New York State Dormitory
Authority, Revenue (South
Nassau Communities Hospital)	5.25	7/1/09	945,000	972,320
New York State Power Authority,
Revenue	5.00	11/15/09	2,000,000	2,070,640
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	4.20	11/1/08	845,000	842,507
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.00	6/1/07	2,000,000	2,021,160
North Carolina--2.0%
Fayetteville Public Works
Commission, Revenue (Insured;
FSA)	3.55	1/15/08	2,000,000	1,994,020
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	3.80	10/1/07	1,500,000	1,481,085

Ohio--6.0%
Hamilton County Local District,
Cooling Facilities Revenue
(Trigen Cinergy)	4.60	6/1/09	2,000,000	1,974,540
Lorain County,
Hospital Facilities Revenue
and Improvement (Catholic
Healthcare Partners)	5.25	10/1/07	3,515,000	3,570,748
Ohio,
Common Schools GO	2.45	9/14/07	2,000,000	1,957,560
Ohio Water Development Authority,
PCR (Cleveland Electric
Illuminating Co. Project)	3.75	10/1/08	3,000,000	2,967,330
Oklahoma--4.9%
Oklahoma Development Finance
Authority, LR (Oklahoma State
System Higher Education)
(Insured; MBIA)	3.00	12/1/08	1,000,000	973,500
Tulsa County Independent School
District Number 1, Combined
Purpose (Insured; MBIA)	0.00	8/1/07	2,000,000	1,914,680
Tulsa County Independent School
District Number 5, Combined
Purpose	4.00	7/1/06	1,125,000	1,125,011
Tulsa County Independent School
District Number 5, Combined
Purpose	4.00	7/1/07	1,125,000	1,127,363
Tulsa County Independent School
District Number 5, Combined
Purpose	4.00	7/1/08	1,160,000	1,162,993
Tulsa's Port of Catoosa Facilities
Authority, IDR (Cargill, Inc.
Project)	5.35	9/1/06	2,100,000	2,105,334
Pennsylvania--5.3%
Allegheny County Industrial
Development Authority, Revenue
(Western Pennsylvania School
for Blind Children)	2.75	7/1/06	4,000,000	3,999,120
Philadelphia Hospitals and Higher
Education Facilities
Authority, Revenue (Jefferson
Health System)	5.00	5/15/09	1,795,000	1,839,534
Philadelphia Hospitals and Higher
Education Facilities
Authority, Revenue (Jefferson
Health System)	5.00	5/15/09	2,310,000	2,367,311
Pittsburgh Urban Redevelopment
Authority, MFHR (Lou Mason Jr.
Replacement Housing Facility
Project)	5.00	12/1/07	1,000,000	1,006,340
Rhode Island--1.3%
Rhode Island Health and
Educational Building Corp.,
Hospital Financing Revenue
(Care New England Issue) (LOC;
Bank of America)	3.00	9/1/06	1,165,000	1,162,787
Rhode Island Health and
Educational Building Corp.,
Hospital Financing Revenue
(Lifespan Obligated Group
Issue)	5.00	5/15/11	1,000,000	1,034,180
Tennessee--4.3%
Johnson City Power Board,
Electric System, RAN	3.50	9/1/10	3,360,000	3,360,000
Memphis-Shelby County Airport
Authority, Special Facilities
Revenue (Federal Express Corp.)	5.00	9/1/09	2,000,000	2,042,440
The Health, Educational and
Housing Facility Board of
Shelby County, Revenue
(Baptist Memorial Health Care)	5.00	10/1/08	2,000,000	2,037,800
Virginia--7.7%
Fairfax County Economic
Development Authority, RRR
(Insured; AMBAC)	6.05	2/1/09	3,000,000	3,138,870
Fredericksburg Industrial
Development Authority,
Hospital Facilities Revenue
(Medicorp Facilities System)	5.00	8/15/06	1,665,000	1,667,398
Hopewell,
Public Improvement	5.00	7/15/09	3,250,000	3,284,418
Louisa Industrial Development
Authority, Solid Waste and
Sewage Disposal Revenue
(Virginia Electric and Power
Co. Project)	2.30	3/1/07	1,000,000	984,180
Peninsula Ports Authority,
Coal Terminal Revenue
(Dominion Terminal Associates
Project DETC Issue)	3.30	10/1/08	1,135,000	1,111,778
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; MBIA)	4.00	7/1/06	3,235,000	3,235,000
Washington--1.2%
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 2)	5.75	7/1/09	1,000,000	1,050,640
Washington,
COP (Department of Ecology)
(Insured; AMBAC)	4.50	4/1/08	1,000,000	1,009,420
Wisconsin--2.6%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	5.50	6/1/10	1,500,000	1,545,420
Racine,
SWDR (Republic Services
Project)	3.25	4/1/09	2,000,000	1,926,340
Wisconsin Health and Educational
Facilities Authority, Revenue
(Froedtert and Community
Health, Inc. Obligated Group)	5.00	4/1/10	1,000,000	1,030,250
U.S. Related--3.5%
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.00	7/1/10	2,500,000	2,595,850
Puerto Rico Public Buildings
Authority (Government
Facilities)	4.50	7/1/07	3,405,000	3,416,849
Total Investments (cost $171,942,174)			98.4%	170,323,771
Cash and Receivables (Net)			1.6%	2,785,742
Net Assets			100.0%	173,109,513

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation

AGIC	Asset Guaranty Insurance Company	AMBAC American Municipal Bond
Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes

BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement

CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance
Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper

EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing
Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan
Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security
Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment
Contract
GNMA	Government National Mortgage Association	GO	General Obligation

HR	Hospital Revenue	IDB	Industrial Development
Board
IDC	Industrial Development Corporation	IDR	Industrial Development
Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	C Multi-Family ti Mortgage
Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation
Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes

SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing
Revenue
SFMR	Single Family Mortgage Revenue	SONYMA State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes

TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits. (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	August 17, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	August 17, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)